Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2014
Transactions with Related Parties [Abstract]
Related Party Transactions

	Six Months Ended June 30,
	2013	2014
Included in Commissions
Charter hire commissions	$352,539	$350,706

Netted against Gain from sale of assets
Vessel sale & purchase commissions	-	745,000

Included in Vessel operating expenses
Superintendent fees	$231,520	$193,351

Included in Dry-docking expenses
Superintendent fees	$109,248	$123,840

Management fees - related party
Management fees (1)	$1,994,204	$2,294,542
Financial accounting and reporting services	353,102	379,224
Loretto agreement	335,784	880,015
Total Management fees – related party	$2,683,090	$3,553,781

Included in General and administrative expenses
Administrative fees	$18,866	$19,695
Executive services agreement (2)	$3,726,847	$1,986,790

(1) The daily management fee per vessel is subject to adjustment on June 1 of each year based on the official Eurozone inflation rate. Effective June 1, 2014, Allseas management fee was adjusted from €661.15 to €664.46 per vessel per day.

(2) Includes incentive compensation of $1,960,500 and $0 for the six months ended June 30, 2013 and 2014 (refer to Note 3 of the Company’s consolidated financial statements for the year ended December 31, 2013 included in the Company’s Annual Report.)